Revenues	12 Months Ended
Dec. 31, 2025
Revenues.
Revenues
13.	Revenues

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Online marketing services and others	153,540,553	197,934,192	217,783,028	31,142,559
Transaction services	94,098,652	195,901,905	214,062,685	30,610,557
	247,639,205	393,836,097	431,845,713	61,753,116

Contract liabilities were mainly related to considerations received in advance for online platform services, for which control of the services occur at a later point in time. Balances of contract liabilities were RMB8,633,670 and RMB10,728,065 (US$1,534,093) as of December 31, 2024 and 2025, respectively, which were included in “Customer advances and deferred revenues” and “Payable to merchants” in the consolidated balance sheets.

During the year ended December 31, 2025, revenues of RMB7,798,170 (US$1,115,123) were recognized from the carrying value of contract liabilities as of December 31, 2024. During the year ended December 31, 2024, revenues of RMB5,426,188 were recognized from the carrying value of contract liabilities as of December 31, 2023.